Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
	December 31,	December 31,
	2015	2014
ASSETS
Current assets
Cash and cash equivalents	$331	$997
Prepaid expenses and other receivables	70	9
Amount due from subsidiaries	66,032	69,824
Dividend receivables	21,280	21,280
Total current assets	87,713	92,110
Investment in subsidiaries	41,711	38,616
Total assets	$129,424	$130,726

LIABILITIES AND EQUITY

Current liabilities
Accrued expenses and other payables	$666	$584
Amount due to subsidiaries	5,478	3,578

Total current liabilities	6,144	4,162

Total liabilities	$6,144	$4,162

EQUITY
Preferred stock	-	-
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: nil
Common stock	57	56
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 56,906,561 (2014 – 55,809,661)
Additional paid-in capital	109,944	108,243
Accumulated other comprehensive income	8,110	12,022
Retained earnings	5,169	6,243
Total stockholders' equity	123,280	126,564

Total liabilities and equity	$129,424	$130,726

Condensed Statement of Comprehensive Income [Table Text Block]
	For the year ended December 31
	2015	2014	2013

Selling, general and administrative expenses	2,563	2,466	2,710

Total operating expenses	2,563	2,466	2,710
Loss from operations	(2,563)	(2,466)	(2,710)
Other expense	(5,053)	-	-
Interest income	413	759	755

Equity earnings of subsidiaries, net of tax	6,129	856	9,397

Net income (loss)	(1,074)	(851)	7,442

Other comprehensive income (loss), net of tax of nil	-	-	-

Foreign currency translation adjustments	(3,912)	(2,119)	2,370

Total comprehensive income (loss)	$(4,986)	$(2,970)	$9,812

Condensed Cash Flow Statement [Table Text Block]
	For the year ended December 31
	2015	2014	2013
Cash flows provided by (used in) operating activities
Net income (loss)	$(1,074)	$(851)	$7,442
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
-stock-based compensation	952	287	281
-equity in (earnings) of subsidiaries	(6,129)	(856)	(9,397)
Changes in:
- Amount due from subsidiaries	3,792	(1,304)	2,505
- Prepaid expenses and other receivables	(61)	114	59
- Dividend receivables	-	-	1,043
- Amount due to subsidiaries	1,900	1,815	1,130
- Accrued expenses and other payables	82	(336)	(776)

Net cash provided by (used in) operating activities	(538)	(1,131)	2,287

Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	732	512	848
- Proceeds from shares subscribed	18	51	18

Net cash provided by financing activities	750	563	866

Cash flows provided by (used in) investing activities
-Investment in subsidiaries	(878)	165	(4,042)

Net cash provided (used in) investing activities	(878)	165	(4,042)

Decrease in cash and cash equivalents	(666)	(403)	(889)

Cash and cash equivalents, beginning of year	997	1,400	2,289

Cash and cash equivalents, end of year	$331	$997	$1,400